Award Timing Disclosure	12 Months Ended
Sep. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY-BASED AWARD GRANT AND VESTING POLICY AND PRACTICES
The Committee has adopted an Equity-Based Award Grant and Vesting Policy (the “Equity Policy”), which applies to all equity awards granted to any of our employees, including our NEOs. The Equity Policy provides that:

•
New hire, promotion, and retention equity awards may only be granted once per month on the 15th day of the month. If the 15th day of the month falls
on a weekend or holiday, awards will be granted on the first business day immediately following the 15th day of the month.

•
Ongoing equity awards (i.e., other than new hire, promotion, and retention awards) may only be granted on December 15th. If December 15th falls on a weekend or holiday, awards will be granted on the first business day immediately following December 15th.

•
If a pricing term is applicable to a particular equity award (e.g., the exercise price for a stock option), the pricing term will be established by reference to the fair market value of our Class A Common Stock on the award date as determined in accordance with the applicable equity plan provisions.

•
Equity award approvals by meeting and by unanimous written consent may precede the award date so long as the approval is effective as of the respective award date. Approvals of equity-based awards may never occur after the award date.

•
If the Committee adopts an executive annual incentive compensation plan that permits the Committee to grant restricted stock unit awards in lieu of cash, the timing of any such restricted stock unit award grants will be determined by the Committee at the time it adopts the applicable executive annual incentive compensation plan. When determining the timing of such awards, the Committee will consider the principles embodied in the Equity Policy.

We also have the following practices regarding equity compensation grants to our executive officers:

•
The Committee typically approves annual equity incentive awards to our executive officers during the first quarter of our fiscal year in November, at such time as the Committee evaluates the compensation for our executive officers for the applicable fiscal year. The annual equity incentive awards are then typically awarded to our executive officers during the first quarter of our fiscal year in December.

•	We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”).

•	We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not strategically time long-term incentive awards in coordination with the release of material non-public information (“MNPI”).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false